PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Computers and electronic equipment	$63	$32
Office furniture and equipment	41	23
Clinical and medical equipment	14	19
Leasehold improvement	39	5

	157	79
Accumulated depreciation:
Computers and electronic equipment	30	17
Office furniture and equipment	3	2
Clinical and medical equipment	10	10
Leasehold improvement	17	1

	60	30

Depreciated cost	$97	$49

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012, were $ 31, $ 8 and $ 7, respectively.